T-REX 2X INVERSE TELSA  DAILY TARGET ETF

Schedule of Investments	March 31, 2025 (unaudited)

Other Assets In Excess of Liabilities - 100.00%	$114,448,469

TOTAL NET ASSETS - 100.00%	$114,448,469

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

	Reference	Pay/Receive					Unrealized
	Entity/	Equity on	Financing	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Obligation	Reference Entity	Rate	Frequency	Date	Amount	(Depreciation)
Cowen Financial Products LLC	Telsa Inc	Pay	(OBFR01(b) -50bps	Monthly	4/30/2025	$34,031,447	$(12,869,149)
Cantor Fitzgerald Secured LLC	Telsa Inc	Pay	(OBFR01(b) -250bps	Monthly	10/17/2025	$153,775,604	$(29,436,989)
Clear Street Derivatives LLC	Telsa Inc	Pay	(OBFR01(b) -45bps	Quarterly	10/7/2026	$20,950,053	$11,548,046
TOTAL RETURN SWAP CONTRACTS						$208,757,104	$(30,758,092)

(a) Includes cash which is being held as collateral for total return swap contracts.

(b) OBFR01 - Overnight Bank Funding Rate, 4.33% as of March 31, 2025.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Total Return Swap Contracts		$(30,758,092)